Accumulated Other Comprehensive Income (Loss) - Components of Other Comprehensive (Loss) and Related Tax Effects (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Securities available for sale:
Unrealized holding (loss) gain arising during the year	$ (236)	$ (436)	$ 69
Reclassification adjustment for net realized gains	(295)	(647)
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	(531)	(1,083)	69
Defined benefit pension plan:
Pension gain (loss)	277	(438)	(478)
Prior service cost	40	40	40
Settlement charge		117
Net change in defined benefit pension plan liability	317	(281)	(438)
Other comprehensive loss before taxes	(214)	(1,364)	(369)
Tax effect	87	557	138
Total other comprehensive (loss)	$ (127)	$ (807)	$ (231)